Init Serv Serv 2 | Index 500 Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Index 500 Portfolio
April 30, 2011
Prospectus
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.045%	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.055%	0.055%	0.055%
Total annual operating expenses	0.10%	0.20%	0.35%
The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 3.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.